Deferred income tax	12 Months Ended
Dec. 31, 2021
Deferred income tax
Deferred income tax

16.Deferred income tax

	2021	2020
	$’000	$'000

Deferred income tax assets	11,064	13,443
Deferred income tax liabilities	(118,210)	(177,184)
Net deferred tax liabilities	(107,146)	(163,741)

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when the deferred income taxes related to the same fiscal authority and are classified on a net basis within either deferred tax assets or deferred tax liabilities. These net country amounts are aggregated according to their asset or liability position and presented as then aggregated in the statement of financial position:

	2021	2020
	$’000	$'000
Deferred income tax assets
Property, plant and equipment	1,678	2,117
Intangible assets	(6,231)	(8,486)
Provisions	13,064	13,665
Tax losses	240	3,203
Other	2,313	2,944
Total	11,064	13,443

	2021	2020
	$'000	$'000
Deferred income tax liabilities
Property, plant and equipment	(145,888)	(155,198)
Intangible assets	(110,843)	(183,401)
Provisions	36,397	52,478
Unrealized derivative income	(48,077)	(58,461)
Timing differences on loans	33,192	32,407
Unrealized foreign exchange	21,010	25,948
Tax losses	3,450	9,150
Unutilized capital allowances	89,157	97,220
Other	3,392	2,673
Total	(118,210)	(177,184)

The Group has recognized deferred tax with respect to losses of $3.7 million. Of this amount, $0.2 million will expire on December 31, 2024.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date, and reflects uncertainty related to income taxes, if any.

		Provisions/			Unrealized
	Property,	share‑based			exchange
	plant and	payments	Intangible	Loans and	differences
	equipment	obligation	assets	derivatives	/tax losses	Total
Net deferred income tax	$'000	$'000	$'000	$'000	$'000	$'000

At January 1, 2019	(106,538)	43,389	(129,777)	(2,150)	187,640	(7,436)
Tax (charge)/income	(2,692)	(12,375)	5,719	(9,547)	8,681	(10,214)
Effects of movement in exchange rates	3,170	(1,735)	2,337	—	(1,059)	2,713
At December 31, 2019	(106,060)	29,279	(121,721)	(11,697)	195,262	(14,937)

At January 1, 2020	(106,060)	29,279	(121,721)	(11,697)	195,262	(14,937)
Additions through business combinations (note 31)	(3,378)	2,182	(103,638)	—	6,165	(98,669)
Tax (charge)/income	(46,364)	35,089	11,030	(16,444)	(58,033)	(74,722)
Effects of movement in exchange rates	2,721	(407)	22,442	2,087	(2,256)	24,587
At December 31, 2020	(153,081)	66,143	(191,887)	(26,054)	141,138	(163,741)

At January 1, 2021	(153,081)	66,143	(191,887)	(26,054)	141,138	(163,741)
Additions through business combinations (note 31)	(4,220)	—	(24,266)	—	—	(28,486)
Tax (charge)/income	2,078	(11,922)	85,254	9,295	(10,989)	73,716
Effects of movement in exchange rates	11,014	(4,759)	13,806	1,874	(10,570)	11,365
At December 31, 2021	(144,209)	49,462	(117,093)	(14,885)	119,579	(107,146)

Deferred income tax assets are recognized for deductible temporary differences and tax losses carried forward only to the extent that the realization of the related tax benefits are expected to be met through the reversal of taxable temporary differences and future taxable profits. The Group has $1.8 billion (2020: $1.6 billion, 2019: $1.3 billion) in deductible temporary differences for which no deferred tax is recognized. Of this amount, $230.9 million (2020: $383.8 million, 2019: $nil), $191.0 million (2020: $195.6 million, 2019: $nil) and $298.1 million (2020: $nil, 2019: $nil) will expire on December 31, 2024, December 31, 2025 and December 31, 2026 respectively.

At the end of the reporting period, there were no material temporary differences associated with undistributed earnings of subsidiaries, and accordingly no deferred tax liabilities have been recognized.